Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants	12 Months Ended
Dec. 31, 2016
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants

MabVax Therapeutics Holdings Series B Redeemable Convertible Preferred Stock and Warrants (Pre-Merger MabVax Therapeutics Issuances)

On May 12, 2014, MabVax Therapeutics Holdings entered into a securities purchase agreement with certain purchasers pursuant to which MabVax Therapeutics Holdings agreed to issue and sell, subject to customary closing conditions, an aggregate of 1,250,000 shares of MabVax Therapeutics Series B Preferred Stock and warrants (the “Series B Common Warrants”) to purchase up to an additional 10,557 shares of MabVax Therapeutics Holdings common stock, with an aggregate purchase price of $2,500,000, or $2.00 for each share of our Series B Preferred Stock and related Series B Common Warrants.

As a result of the Series B Common Warrants’ anti-dilution provision, the Series B Common Warrants were recorded as a current liability in the amount of $92,463 on our consolidated balance sheet as of December 31, 2014. On March 25, 2015, the Series B Common Warrants were re-valued at $72,656 prior to being exchanged into shares of common stock and Series D Preferred Stock and the warrant liability was eliminated and the Company recorded a gain of $19,807 for the year ended December 31, 2015.

The changes in the value of the warrant liability during the year ended December 31, 2015 were as follows:

Fair value – beginning of year	$92,463
Change in fair value	(19,807)
Cancellation of warrants	(72,656)
Fair value – end of year	$—

At December 31, 2016 and 2015, there were no financial instruments requiring fair value measurement.

Dividends on Preferred Stock

The Company immediately recognizes the changes in the redemption value on preferred stock as they occur and the carrying value of the security is adjusted to equal what the redemption amount would be as if redemption were to occur at the end of the reporting period based on the conditions that exist as of that date. The value adjustment made to the redemption value and preferred stock dividends on the Series A-1 Preferred Stock and Series B Preferred Stock for the year ended December 31, 2016 and 2015, was an increase of none and $93,234, respectively.

Since the Company’s inception, no dividends were ever declared or paid by the Company’s Board of Directors on either of the Company’s Series A Preferred Stock or Series B Preferred Stock.

Conversion of Preferred Stock into Common Stock

During quarter ended March 31, 2015, holders of Series A-1 Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock converted 64,019, 106,437, and 96,571 shares into 5,197, 37,417, and 16,313 shares of common stock, respectively; such conversions eliminated all outstanding Series A-1 Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock outstanding.

Exchange of Series A-1 Preferred Stock and Series B Preferred Stock and Warrants into Common Stock and Series D Preferred Stock

On March 25, 2015, the Company entered into separate exchange agreements with certain holders of the Company’s Series A-1 Preferred Stock and Merger warrants (the “Series A-1 Exchange Securities”) and holders of the Company’s Series B Preferred Stock and Series B warrants (the “Series B Exchange Securities” and, collectively with the Series A-1 Exchange Securities, the “Exchange Securities”), all previously issued by the Company. Pursuant to the exchange agreements, the holders exchanged the Exchange Securities and relinquished any and all other rights they may have had pursuant to the Exchange Securities, their respective governing agreements and certificates of designation, including any related registration rights, in exchange for an aggregate of 342,906 shares of the Company’s common stock and an aggregate of 238,156 shares of the Company’s newly designated Series D Preferred Stock , convertible into 3,218,325 shares of common stock.  No cash was exchanged in the transaction.  The Company recorded deemed dividends of $9,017,512, $8,655,998 and $179,411 representing the excess fair value of the common stock issued over the original conversion terms of the Series A-1 Preferred Stock and B Preferred Stock as part of the consideration for elimination of the Series A-1 Preferred Stock, Series B Preferred Stock and Series A-1 warrant, respectively.

As of March 25, 2015, pursuant to the terms of the exchange agreements, the Series A-1 Purchase Agreement, dated February 12, 2014; the Series A-1 Registration Rights Agreement, dated February 12, 2014; the Series B Purchase Agreement, dated May 12, 2014; and the Series B Registration Rights Agreement, dated May 12, 2014; all of which have been described as part of the Company’s annual report on Form 10-K, were terminated, and all rights covenants, agreements and obligations contained therein, are of no further force or effect.

No commission or other payment was received by the Company in connection with the exchange agreements.

Series D Preferred Stock

As of December 31, 2016, there were 132,489 shares of Series D Preferred Stock issued and outstanding that are convertible into an aggregate of 1,790,392 shares of common stock, as compared to 191,490 that were convertible into 2,587,703 shares of common stock as of December 31, 2015.

As contemplated by the exchange agreements and as approved by the Company’s Board of Directors, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Series D Certificate of Designations”), on March 25, 2015. Pursuant to the Series D Certificate of Designations, the Company designated 1,000,000 shares of its blank check preferred stock as Series D Preferred Stock. Each share of Series D Preferred Stock has a stated value of $0.01 per share. In the event of a liquidation, dissolution or winding up of the Company, each share of Series D Preferred Stock will be entitled to a per share preferential payment equal to the par value. Each share of Series D Preferred Stock is convertible into 13.5135 shares of common stock. The conversion ratio is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. The Company is prohibited from effecting the conversion of the Series D Preferred Stock to the extent that, as a result of such conversion, the holder beneficially would own more than 4.99% (provided that certain investors elected to block their beneficial ownership initially at 2.49% in the exchange agreements), in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series D Preferred Stock. Each share of Series D Preferred Stock entitles the holder to vote on all matters voted on by holders of common stock. With respect to any such vote, each share of Series D Preferred Stock entitles the holder to cast such number of votes equal to the number of shares of common stock such shares of Series D Preferred Stock are convertible into at such time, but not in excess of the beneficial ownership limitations.

Series E Preferred Stock

As of December 31, 2016 and December 31, 2015, there were 33,333 shares of Series E Preferred Stock issued and outstanding, convertible into 519,751 and 450,446 shares of common stock, respectively.

On March 30, 2015, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible Preferred Stock (the “Series E Certificate of Designations”) to designate 100,000 shares of its blank check preferred stock as Series E Preferred Stock.

The shares of Series E Preferred Stock are convertible into shares of common stock based on a conversion calculation equal to the stated value of such preferred share, plus all accrued and unpaid dividends, if any, on such share of Series E Preferred Stock, as of such date of determination, divided by the conversion price. The stated value of each share of Series E Preferred Stock is $75 and the initial conversion price is $5.55 per share, each subject to adjustment for stock splits, stock dividends, recapitalizations, combinations, subdivisions or other similar events. In addition, during the period proscribed for in the Series E Certificate of Designations, in the event the Company issues or sells, or is deemed to issue or sell, shares of common stock at a per share price that is less than the conversion price then in effect, the conversion price shall be reduced to such lower price, subject to certain exceptions. The Company is prohibited from effecting a conversion of the share of Series E Preferred Stock to the extent that, as a result of such conversion, such holder would beneficially own more than 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Series E Preferred Stock, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%. Each holder is entitled to vote on all matters submitted to stockholders of the Company, and shall have the number of votes equal to the number of shares of common stock issuable upon conversion of such holder’s share of Series E Preferred Stock, but not in excess of beneficial ownership limitations. The shares of Series E Preferred Stock bear no interest.

On August 22, 2016, when the Company closed on the August 2016 Public Offering, the current Series E Preferred Stock conversion price of $5.55 per share was reduced to $4.81 per share under the terms of the Series E Certificate of Designations, resulting in an increase in the number of shares of common stock to 519,751 that the Series E Preferred Stock may be converted into. In the event of a liquidation, dissolution or winding up of the Company, each share of Series E preferred stock will be entitled to a per share preferential payment equal to the stated value. There is no further adjustment required by the Series E Certificate of Designations in the event of an offering of shares below $4.81 per share by the Company.

Series F Preferred Stock

As of December 31, 2016 and December 31, 2015, there were 665,281 and 0 shares of Series F Preferred Stock issued and outstanding, convertible into 665,281 and 0 shares of common stock, respectively. In the event of a liquidation, dissolution or winding up of the Company, each share of Series F Preferred Stock will be entitled to a per share preferential payment equal to the par value.

On August 16, 2016, we filed a Certificate of Designations, Preferences and Rights of the 0% Series F Convertible Preferred Stock with the Delaware Secretary of State, designating 1,559,252 shares of preferred stock as 0% Series F Preferred Stock.

The shares of Series F Preferred Stock are convertible into shares of common stock based on a conversion calculation equal to the stated value of such Series F Preferred Stock, plus all accrued and unpaid dividends, if any, on such Series F Preferred Stock, as of such date of determination, divided by the conversion price. The stated value of each share of Series F Preferred Stock is $4.81 and the initial conversion price is $4.81 per share, each subject to adjustment for stock splits, stock dividends, recapitalizations, combinations, subdivisions or other similar events. In the event of a liquidation, dissolution or winding up of the Company, each share of Series F Preferred Stock will be entitled to a per share preferential payment equal to the par value. All shares of the Company’s capital stock will be junior in rank to Series F Preferred Stock with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding-up of the Company, except for the Company’s Series D Preferred Stock and Series E Preferred Stock.

The holders of Series F Preferred Stock will be entitled to receive dividends if and when declared by our board of directors. The Series F Preferred Stock shall participate on an “as converted” basis, with all dividends declared on the Company’s common stock. In addition, if we grant, issue or sell any rights to purchase our securities pro rata to all our record holders of our common stock, each holder will be entitled to acquire such securities applicable to the granted purchase rights as if the holder had held the number of shares of common stock acquirable upon complete conversion of all Series F Preferred Stock then held.

We are prohibited from effecting a conversion of the Series F Preferred Stock to the extent that, as a result of such conversion, the holder would beneficially own more than 4.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the Series F Preferred Stock, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%. Each holder is entitled to vote on all matters submitted to stockholders of the Company, and shall have the number of votes equal to the number of shares of common stock issuable upon conversion of such holder’s Series F Preferred Stock, but not in excess of the beneficial ownership limitations.

April 2015 Private Placement

On March 31, 2015, the Company consummated the first closing of a private offering (the “April 2015 Private Placement”) and sold $4,714,726 worth of units (the “Unit(s)”), net of $281,023 in issuance costs. The Units consisted of 900,136 shares of common stock and warrants to purchase 450,068 shares of common stock with an exercise price of $11.10 per share.  The Units were sold at a price of $5.55 per Unit.

On April 10, 2015, the Company consummated the second and final closing of the April 2015 Private Placement and sold $3,831,622 worth of Units, net of $387,127 in issuance costs, of which $2,500,000 of the Units consisted of Series E Preferred Stock and the balance of it consisting of 760,135 shares of common stock, together with warrants to all investors to purchase 605,293 shares of common stock at $11.10 per share.  Each Unit was sold at a purchase price of $5.55 per Unit.

The Company paid commissions to broker-dealers in the aggregate amount of approximately $574,000 in the April 2015 Private Placement.

OPKO Health, Inc., or OPKO, was the lead investor in the April 2015 Private Placement, purchasing $2,500,000 worth of Units consisting of Series E Preferred Stock.

As a condition to OPKO’s and Frost Gama Investment Trust’s, or FGIT’s, participation in the April 2015 Private Placement, each of the other investors in the April 2015 Private Placement agreed to execute lockup agreements restricting the sale of 50% of the securities underlying the Units purchased by them for a period of six months and the remaining 50% prior to the expiration of one year following the final closing date of the April 2015 Private Placement.

On April 10, 2015, the Company agreed that $3.5 million of the net proceeds of such closing would be paid into and held under the terms of an escrow agreement with Signature Bank, N.A. pending the approval of a representative of OPKO or 10 weeks thereafter, unless released sooner or extended by the Company and OPKO.  On June 22, 2015, the Company and OPKO extended the termination date of the escrow to 16 weeks from the final closing of the April 2015 Private Placement. In connection with the OPKO investment, Steven Rubin, Esq. was appointed advisor to the Company. The escrowed funds were to be returned to the applicable investors and the Company shall have no further obligation to issue Units to such investors in the event certain release conditions are not met. On June 30, 2015, the Company and OPKO entered into a letter agreement pursuant to which the Company granted the representative the right, but not the obligation, until June 30, 2016, to nominate and appoint up to two additional members of the Company’s Board of Directors, or to approve the person(s) nominated by the Company pursuant to the agreement in consideration for the release of the escrowed funds. The nominees will be subject to the satisfaction of standard corporate governance practices and any applicable national securities exchange requirements.  Upon signing the agreement, the escrowed funds were released to the Company.

The warrants are exercisable upon issuance and expire October 10, 2017, and may be exercised for cash or on a cashless basis. The warrants have a per share exercise price of $11.10, subject to certain adjustments including stock splits, dividends and reverse-splits. The Company is prohibited from effecting the exercise of the warrants to the extent that, as a result of such exercise, the holder beneficially would own more than 4.99% in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the exercise of the warrants.

In connection with the April 2015 Private Placement, the Company also entered into registration rights agreements (the “Registration Rights Agreements”) with the investors in the April 2015 Private Placement pursuant to which the Company agreed to file a registration statement with the SEC covering the resale of 25% of common stock issued pursuant to the subscription agreements including 25% of the common stock issuable upon conversion of the Series E Preferred Stock, in the event the investors elect to receive Series E Preferred Stock instead of common stock (together, the “Registrable Securities”), no later than 60 days following the final closing date of the April 2015 Private Placement, and to use its commercially reasonable best efforts to have such registration statement declared effective within 120 days after filing. Investors in the April 2015 Private Placement also may be required under certain circumstances to agree to refrain from selling securities underlying the purchased Units. The liquidated damages for failure to achieve effectiveness of the Registerable Securities is 1% per month beginning 120 days after filing, and provided management has not used commercially reasonable best efforts to have the registration statement declared effective within that time frame.

On June 9, 2015, the Company and investors holding over 60% of the outstanding Registrable Securities entered into an amendment agreement to the Registration Rights Agreements in order to extend the filing date of the registration statement to waive any payments that may be due to the investors as a result of the Company not filing a registration statement on or before the original filing date.  On August 4, 2015, the Company and investors holding over 70% of the outstanding Registrable Securities entered into a second amendment agreement to further extend the filing date to October 9, 2015.

On October 12, 2015, the Company and investors holding over 60% of the outstanding Registerable Securities entered into a third amendment agreement to the Registration Rights Agreements to suspend the Company’s registration obligations under the Registration Rights Agreements and related subscription agreements during any period when the “standstill” provision set forth in the subscription agreements is in effect.

On January 28, 2016, the Company filed a Registration Statement on Form S-1, registering 527,680 shares of common stock for resale, including 112,613 shares of common stock, which are issuable upon conversion of the Company’s Series E Preferred Stock issued in the April 2015 Private Placement.

Except for certain issuances, for a period beginning on the closing date of the April 2015 Private Placement and ending on the date that is the earlier of (i) 24 months from the final closing date of the April 2015 Private Placement, (ii) the date the Company consummates a financing (excluding proceeds from the April 2015 Private Placement) in which the Company receives gross proceeds of at least $10,000,000 and (iii) the date the common stock is listed for trading on a national securities exchange (such period until the earlier date, the “Price Protection Period”), in the event that the Company issues any shares of common stock or securities convertible into common stock at a price per share or conversion price or exercise price per share that is less than $5.55, the Company shall issue to the investors in the April 2015 Private Placement such additional number of shares of common stock such that the investor shall own an aggregate total number of shares of common stock as if they had purchased the Units at the price of the lower price issuance. No adjustment in the warrants is required in connection with a lower price issuance.

Effective with the Company’s entry into an agreement with the underwriter for the Company’s August 2016 Public Offering, which closed on August 22, 2016, the Company issued 255,459 shares of common stock to the holders of record of the shares purchased in the Company’s April 2015 Private Placement under the Price Protection Period, representing the shares the investors would have received had they purchased their shares at $4.81 per share, instead of $5.55 per share. Effective August 17, 2016, the date of listing of the Company’s stock on the Nasdaq Capital Market, the Price Protection Period came to an end.

The Company has also granted each investor a right of participation in the Company’s financings for a period of 24 months.

Between April 13, 2015, and April 14, 2015, certain holders of warrants issued in the April 2015 Private Placement to purchase an aggregate of 250,000 shares of common stock exercised such warrants on a cashless basis for an aggregate issuance of 164,835 shares of common stock. As of December 31, 2016, there were 805,361 warrants outstanding from the April 2015 Private Placement to purchase common stock at $11.10 per share.

October 2015 Public Offering

On October 5, 2015, the Company closed a public offering of 337,838 shares of common stock and warrants to purchase 168,919 shares of common stock, at an offering price of $8.14 per share.  For every two shares of common stock sold, the Company issued one warrant to purchase one share of common stock.  The Company received $2,750,000 in gross proceeds, before underwriting discounts and commissions and offering expenses totaling approximately $586,608, and without giving effect to any exercise of the underwriters’ over-allotment option.  The Company used the net proceeds from this offering to fund the HuMab-5B1 human antibody program preclinical development and for working capital and general corporate purposes.

The shares and warrants were separately issued and sold in equal proportions. The warrants are immediately exercisable, expire September 30, 2018, and have an exercise price of $9.77 per share.  The warrants are not listed on any securities exchange or other trading market.  As of December 31, 2016, there were warrants to purchase 168,919 shares of common stock outstanding. The Company granted the underwriters a 30-day option to purchase up to an additional 50,676 shares of common stock and up to an additional 25,338 warrants at the same price to cover over-allotments, if any.

Under the terms of the underwriting agreement entered into between the Company and the underwriter in the public offering, the Company, without the prior written consent of the underwriter, was prohibited, for a period of 90 days after execution of the underwriting agreement, from issuing any equity securities, subject to certain exceptions.

August 2016 Public Offering

On August 22, 2016, we closed a public offering of 1,297,038 shares of common stock and 665,281 shares of Series F Preferred Stock convertible into 665,281 shares of common stock, and warrants to purchase 1,962,319 shares of common stock at $5.55 per share and warrants to purchase 1,962,319 shares of common stock at $6.29 per share, at an offering price of $4.81 per share.  For every one share of common stock or Series F Preferred Stock sold, we issued one warrant to purchase one share of common stock at $5.55 per share and one warrant to purchase one share of common stock at $6.29 per share.  We received $9,438,753 in gross proceeds, before underwriting discounts and commissions and offering expenses totaling $871,305. The gross proceeds include the underwriter’s over-allotment option, which they exercised on the closing date.

Issuance of Common Stock under a 2014 Common Stock Purchase Agreement

In connection with a financing by the Company in July 2014 (the “July 2014 Financing Transaction”), the Company assumed certain obligations as per the original agreement to issue additional shares to investors in the July 2014 Financing Transaction if a subsequent financing or issuance of shares was at a price per share lower than the price per share in the July 2014 Financing Transaction. The Company issued on March 31, 2015, an aggregate of 11,904 shares of common stock that were required to be issued in connection with the July 2014 Financing Transaction as a result of the issuance of shares at a lower share price than in the July 2014 Financing Transaction.

Grant of Restricted Shares

Rubin Grant

On April 3, 2015, the Company entered into a consulting agreement with Steve Rubin pursuant to which he agreed to provide advisory services in connection with corporate strategy, licensing and business development estimated to be for a period of 12 months.  In exchange for his services, the Company provided him with a one-time grant of 27,027 shares of the Company’s restricted common stock, valued at $17.02 per share.  As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the shares as consulting expense upon grant during the second quarter of 2015.

Ravetch Grant

On April 4, 2015, the Board of Directors approved the issuance of an additional restricted stock award of 17,770 shares to Jeffrey Ravetch, M.D., Ph. D, who is one of the Company’s board members.  This award is for future services covering at least a one-year period. The award was granted in addition to the prior award to Dr. Ravetch on April 2, 2015 of (i) 4,628 restricted shares and (ii) options to purchase 4,628 shares of common stock with an exercise price of $17.02 per share, for a total grant of 27,028 restricted shares and options. As the 17,770 shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the shares as consulting expense upon grant during the second quarter of 2015.

Livingston Grant

On April 4, 2015, the Board of Directors approved the issuance of a restricted stock award by the Company of 135,135 shares of common stock, valued at $17.02 per share, to Philip Livingston, Ph.D. for his continuing service to the Company.  On May 13, 2015, the Compensation Committee of the Board of Directors clarified that the award was being granted in consideration for at least one year of Dr. Livingston’s services.  The committee further clarified that the vesting of the common stock shall be on the one-year anniversary of the Board of Directors’ approval of the award, or April 4, 2016.  The Company expensed the grant date fair value of the award over the vesting period of one year.

Consultant Grants

On April 5, 2015, the Company entered into consulting agreements with two investor relations consultants to provide relations services to the Company in consideration for an immediate grant of 40,541 shares of the Company’s restricted common stock and a monthly cash retainer of $12,000 a month for ongoing services for a period of one year. The consultants also received an additional 27,027 shares of the Company’s restricted common stock upon the Company’s achieving a milestone based on its fully-diluted market capitalization. As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the 40,541 shares or $690,000, as investor relations expense upon grant during the second quarter of 2015. The performance condition for the 27,027 shares became probable and the market capitalization metric was met during the second quarter; therefore, the Company recognized an additional $460,000 of expense during the second quarter of 2015.

Also during 2015, the Board of Directors approved the issuance of restricted stock awards to two other consultants totaling 16,217 shares with vesting terms ranging from one to three years, valued from $13.10 to $15.76 per share.  The Company is expensing each of the grant date fair value of the awards over the performance period for the award, which will be re-measured at the end of each quarter until the performance is complete. As of December 31, 2016, the Company expensed $32,569 related to these grants. As of December 31, 2016, the expected future compensation expense related to these grants is $24,571 based upon the Company’s stock price on December 31, 2016.

On January 13, 2016, the Board of Directors approved the issuance of 13,514 shares of restricted stock valued at $64,000 to a consultant for advisory services to the Company that was fully recognized upon issuance.

On September 1, 2016, the Board of Directors approved the issuance of 22,130 shares of common stock with a date of issuance fair value of $100,000 to an investor relations consulting firm. In exchange for the shares granted and a monthly retainer, the consulting firm will perform investor relations services on behalf of the Company. As the shares granted were fully vested upon grant and the Company has no legal recourse to recover the shares in the event of nonperformance, the Company recognized the grant date fair value of the 22,130 shares of $100,000 as investor relations expense upon grant during the third quarter of 2016.